LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL MONEY MARKET FUND

January 15, 1997

Dear Shareholder:

We are pleased to report that The JPM Institutional Money Market Fund produced a total return of 5.46% for the year ended November 30, 1996, outperforming the 4.89% return of its benchmark, the IBC/Donoghue First Tier Money Fund Average. In a relatively stable environment for money market interest rates, active management of the Portfolio's average maturity, as well as its security selections, were responsible for the Fund's relative success during the period.

The Fund's net asset value remained $1.00 per share. The Fund's net assets were approximately $1.2 billion at the end of the reporting period, while the net assets of The Money Market Portfolio, in which the Fund invests, totalled approximately $3.8 billion on November 30, 1996.

This report also includes a Q&A with Robert R. ("Skip") Johnson, the lead portfolio manager for The Money Market Portfolio, in which the Fund invests. In this section Skip reviews portfolio activity over the previous year, discusses some of the factors relevant to money market portfolios in general, and this one in particular, and offers an outlook for the months ahead.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 766-7722.

Sincerely,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services


TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . . . .1     FUND FACTS AND HIGHLIGHTS. . . . .6
FUND PERFORMANCE . . . . . . . . .2     FINANCIAL STATEMENTS . . . . . . .9
PORTFOLIO MANAGER Q&A. . . . . . .3

FUND PERFORMANCE

EXAMINING PERFORMANCE

One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change in a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                       TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                                  ----------------         ------------------------------------
                                                  THREE     SIX            ONE       THREE     FIVE      TEN
AS OF NOVEMBER 30, 1996                           MONTHS    MONTHS         YEAR      YEARS     YEARS*    YEARS*
------------------------------------------------------------------         ------------------------------------

The JPM Institutional Money Market Fund           1.31%     2.65%          5.46%     5.10%     4.40%     5.89%
IBC/Donoghue Money Fund Benchmark**               1.19%     2.39%          4.89%     4.63%     4.02%     5.56%
IBC/Donoghue Taxable Money Fund Avg.              1.21%     2.43%          4.95%     4.66%     4.04%     5.56%
Lipper Institutional Money Fund Avg.              1.26%     2.55%          5.21%     4.90%     4.28%     5.89%

AS OF SEPTEMBER 30, 1996
---------------------------------------------------------------------------------------------------------------
The JPM Institutional Money Market Fund           1.32%     2.64%          5.53%     4.96%     4.39%     5.89%
IBC/Donoghue Money Fund Benchmark**               1.19%     2.38%          4.97%     4.51%     4.03%     5.56%
IBC/Donoghue Taxable Money Fund Avg.              1.21%     2.42%          5.02%     4.53%     4.04%     5.57%
Lipper Institutional Money Fund Avg.              1.28%     2.54%          5.27%     4.77%     4.27%     5.90%


*CONSISTENT WITH APPLICABLE REGULATORY GUIDANCE, PERFORMANCE FOR THE PERIOD PRIOR TO THE JPM INSTITUTIONAL MONEY MARKET FUND'S INCEPTION REFLECTS THE PERFORMANCE OF THE PIERPONT MONEY MARKET FUND, THE PREDECESSOR ENTITY TO THE MONEY MARKET PORTFOLIO, WHICH HAD A SIMILAR INVESTMENT OBJECTIVE AND RESTRICTIONS AS THE PORTFOLIO. THE PERFORMANCE FOR SUCH PERIOD REFLECTS DEDUCTION OF THE EXPENSES OF THE PIERPONT MONEY MARKET FUND, WHICH WERE HIGHER THAN THE EXPENSES FOR THE JPM INSTITUTIONAL MONEY MARKET FUND, AFTER REIMBURSEMENT.

**CONSISTS OF THE IBC/DONOGHUE TAXABLE MONEY FUND AVERAGE FROM INCEPTION THROUGH NOVEMBER 30, 1995 AND THE IBC/DONOGHUE FIRST TIER MONEY FUND AVERAGE THEREAFTER. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL FUND RETURNS ARE NET OF THE FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE IBC/DONOGHUE TAXABLE MONEY FUND AVERAGE IS AN AVERAGE OF ALL TAXABLE MAJOR MONEY MARKET FUND RETURNS. THIS COMPARATIVE INFORMATION IS AVAILABLE TO THE PUBLIC FROM THE IBC/DONOGHUE ORGANIZATION, INC. NO REPRESENTATION IS MADE THAT THE INFORMATION GATHERED FROM THIS SOURCE IS ACCURATE OR COMPLETE. THE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE MONEY MARKET PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with ROBERT R. ("SKIP") JOHNSON, a member of the portfolio management team for The Money Market Portfolio, in which the Fund invests. Prior to joining Morgan in 1988, he held senior positions with the Bank of Montreal and U.S. Steel. This interview was conducted on January 3, 1997 and reflects Skip's views on that date.

THIS HAS BEEN SOME YEAR! IN DECEMBER OF 1995, THE U.S. GOVERNMENT WAS BEING RUN WITH EMERGENCY BORROWING, AND THE UNTHINKABLE -- DEFAULT ON GOVERNMENT DEBT -- WAS BEING TREATED AS A REAL POSSIBILITY. FEDERAL RESERVE EASING WAS REGARDED AS SUCH A GIVEN THAT THE YIELD CURVE WAS INVERTED OUT TO TWO YEARS. THE FED, IN FACT, DID EASE -- TWICE -- AND THE BOND MARKET SEEMED SET FOR ANOTHER SOLID YEAR. BUT THEN, IN FEBRUARY FED CHAIRMAN ALAN GREENSPAN MADE COMMENTS THAT SUGGESTED AN ECONOMY STRONGER THAN GENERALLY BELIEVED, WHICH PROMPTLY TURNED THE MARKET ON ITS EAR. RATES SURGED ACROSS THE YIELD CURVE (WHICH, OF COURSE, MEANS THAT BOND PRICES PLUMMETED) AND THE MARKET THEN ANTICIPATED, AND PRICED IN, FED TIGHTENING. THE TIGHTENING NEVER CAME, HOWEVER, AND GRADUALLY THE MARKET RELAXED AND RATES LEVELED OFF THROUGH THE SUMMER. THEN, IN SEPTEMBER, THE MARKET RALLIED AGAIN AND HAS PERFORMED STRONGLY TO THE END OF NOVEMBER. WHAT EFFECT DID ALL OF THIS HAVE ON THE MONEY MARKETS?

RRJ: Actually, the volatility in the bond market had very little effect on the money markets. In fact, 90 day yields averaged 5.14% over the period and fluctuated by no more than 16 basis points from that average. Early in the year, when we and the market expected lower rates, the Portfolio's average life was held within a 50 to 60 day range, and holdings emphasized Treasuries and agencies which we found to offer the best value at that time. The Portfolio also took advantage of high quality Japanese bank paper which offered attractive yields. In April, with 12-month yields at 5.5% we added 12-month Treasury bills, and in May increased holdings of commercial paper to take advantage of widening spreads from Treasuries. Expecting rising rates, we also added floating rate notes to the Portfolio, and also shortened the average life to 44 days. Meanwhile, spreads on short-term Japanese paper tightened so we took profits on the Portfolio's Japanese holdings, and invested the proceeds in commercial paper. When Fall arrived and the markets anticipated that there would be no tightening by the Fed, we extended the Portfolio's life, ending November at 62 days.

THE PORTFOLIO'S AVERAGE LIFE HAS RANGED (USING END OF MONTH FIGURES) FROM A HIGH OF 63 DAYS AT THE END OF APRIL TO A LOW OF 44 DAYS AT THE END OF JULY. WHAT ARE SOME OF THE FACTORS THAT YOU TAKE INTO ACCOUNT IN TARGETING AN AVERAGE MATURITY?

RRJ: When making the average life decision for the Portfolio we focus much attention on the direction and level of economic activity, as well as statements by members of the Federal Reserve Board. Additionally, we evaluate the technical condition of the market, that is supply and demand factors. We synthesize the available information and estimate what effect it will have on the yield curve. For example, if economic data is generally being reported on the strong side -- which is typically negative for interest rates -- and the Fed appears to be leaning toward tighter monetary policy, we may assume the defensive posture in the Portfolio, shortening the maturity, in an effort to protect our investors from the potentially adverse effects that would result from tighter monetary policy.

     That said, our investment process does not rely solely on average life decisions to produce the Portfolio's return. Security selection is also an important component, and in this we rely heavily on the expertise of our trading desk and our credit analysis group.

MONEY MARKETS, LIKE OTHER SECURITIES MARKETS, ARE DIVIDED INTO SECTORS -- COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, TREASURIES, FLOATING RATE NOTES AND SO ON. COMMERCIAL PAPER AND CERTIFICATES OF DEPOSIT GENERALLY PROVIDE THE BEST YIELD, WHILE PREDICTABLY, TREASURIES USUALLY OFFER THE LOWEST YIELD. DO YOU CONSCIOUSLY MAKE SECTOR ALLOCATIONS OR ARE THEY A BY-PRODUCT OF SEEKING THE BEST YIELD? WOULD THERE BE ANY ARGUMENT AGAINST HOLDING ONLY THE HIGHEST-YIELDING SECTOR?

RRJ: In money market portfolios, sector allocations tend to be a by-product of other decisions. We focus more on security selection and the on-going average life decision. Commercial paper and certificates of deposit generally provide a higher return than Treasuries, and we often find that they offer the best opportunity to enhance yield. Nonetheless, in the early part of the year, the Portfolio's holdings of Treasuries and agencies, in combination with Japanese bank paper, helped it to outperform the IBC/Donoghue First Tier Money Fund Average.

     As for holding only the highest-yielding sector, while the SEC mandates that no more than 25% be held in any one industry (banks excepted), there is no limitation by security type, and one could have a portfolio composed entirely of certificates of deposit or commercial paper. In practice, however, this doesn't happen because if one kind of security becomes desirable, it will become expensive. Other types of securities will begin to look attractive by comparison, and the market will move toward them. The result is that a fairly wide range of sectors will be attractively priced and, without consciously seeking it, the Portfolio will have a balance of types of securities.

MONEY MARKET FUNDS ARE MANAGED UNDER SPECIFIC AND QUITE RESTRICTIVE SEC REGULATIONS, INCLUDING QUALITY REQUIREMENTS. GIVEN THESE CONSTRAINTS, DOES CREDIT ANALYSIS PLAY ANY ROLE IN MANAGING MONEY MARKET FUNDS?

RRJ: As a matter of fact, credit analysis plays a very important role. Although we buy only A1/P1-rated commercial paper (the highest quality rating assigned by the rating agencies), we use the A1/P1 rating only as a starting point and do our own credit analysis. Our credit analysts meticulously examine the financial statements of issuers, and credit committee approval is required before an issuer's money market securities can be purchased.

THE JPM INSTITUTIONAL MONEY MARKET FUND AGAIN OUTPERFORMED BOTH ITS BENCHMARK, THE IBC/DONOGHUE FIRST TIER MONEY FUND AVERAGE, AND ITS LIPPER COMPETITORS BY THE RESPECTABLE MARGINS OF 0.57% AND 0.25% RESPECTIVELY. WHAT FACTORS DO YOU THINK CONTRIBUTED MOST STRONGLY TO THIS OUTPERFORMANCE?

RRJ: I believe it starts with a sound and disciplined investment process. We seek to add value consistently over the entire year by combining security selection and average life decisions to create well-constructed portfolios.

     We also expend a good deal of effort analyzing economic data to try to determine the direction of the market -- and to anticipate the Fed's reaction to it -- and monitor the economy daily to fine-tune portfolio strategy. We were successful in positioning the Portfolio's average life to capitalize on the economic environment, lengthening when there was less risk and shortening when the economy appeared to be overheating. Our trading desk also is a significant resource, keeping us closely connected with and responsive to the market. Because our traders are immersed in the market, they see opportunities for both buying and selling, and can move quickly before the opportunity passes. For instance, they alerted us to the value in Japanese bank paper, both when it was cheap and when it made sense to sell. Also, our size makes us a significant player in the short-term market, and dealers often call us when new deals come onto the market. These advantages of early information and execution have worked well for us.

LOOKING FORWARD OVER THE COMING YEAR, WHAT EVENTS WOULD YOU EXPECT TO HAVE A SIGNIFICANT EFFECT ON THE JPM INSTITUTIONAL MONEY MARKET FUND?

RRJ: With the equity market performing at such high levels there is a possibility that people may move into money markets as they get more concerned about a correction in equity prices. On the economics side, we're expecting economic growth to be near trend level -- 2 to 2 1/2% growth with benign inflation levels. There are some possible negatives on the inflation front -- oil prices are up, unemployment is low and labor prices could rise. That said, however, inflation appears to be well-behaved, and I think it's very conceivable that Fed policy will be stable, at least for the first quarter of the year.

FUND FACTS

INVESTMENT OBJECTIVE

The JPM Institutional Money Market Fund seeks to maximize current income and maintain a high level of liquidity. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high-quality money market instruments.

---------------------------------------------
COMMENCEMENT OF OPERATIONS
7/12/93

---------------------------------------------
NET ASSETS AS OF 11/30/96
$1,222,401,402

---------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

---------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/96

EXPENSE RATIO

The Fund's annualized expense ratio, after reimbursement, of 0.20% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1996

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[GRAPH]

CERTIFICATES OF DEPOSIT-FOREIGN                           34.8%
COMMERCIAL PAPER-DOMESTIC                                 17.2%
COMMERCIAL PAPER-FOREIGN                                  15.3%
REPURCHASE AGREEMENT                                       9.4%
FLOATING RATE NOTES                                        7.3%
CERTIFICATES OF DEPOSIT-DOMESTIC                           5.0%
US GOVERNMENT AGENCIES                                     4.8%
US TREASURY OBLIGATIONS                                    2.6%
OTHER                                                      3.6%


AVERAGE 7-DAY YIELD
5.27%

AVERAGE MATURITY
62 days

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM INSTITUTIONAL MONEY MARKET FUND (THE "FUND"). SIGNATURE BROKER-DEALER SERVICES, INC. SERVED AS THE FUND'S DISTRIBUTOR PRIOR TO AUGUST 1, 1996.

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees. All returns assume the reinvestment of income and reflect the reimbursement of certain Fund and Portfolio expenses as described in the Prospectus. Had expenses not been subsidized, the Fund's average 7-day yield for the period ending November 30, 1996 would have been 5.11%.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

                  THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

THE JPM INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investment in The Money Market Portfolio
  ("Portfolio"), at value                          $1,221,985,817
Receivable for Expense Reimbursements                     270,015
Deferred Organization Expenses                             16,444
Prepaid Trustees' Fees                                      1,269
Prepaid Expenses and Other Assets                           5,846
                                                   --------------
    Total Assets                                    1,222,279,391
                                                   --------------

LIABILITIES
Dividends Payable to Shareholders                       1,669,360
Shareholder Servicing Fee Payable                          54,987
Administrative Services Fee Payable                        35,014
Administration Fee Payable                                 11,702
Fund Services Fee Payable                                   1,859
Accrued Expenses                                          105,067
                                                   --------------
    Total Liabilities                                   1,877,989
                                                   --------------

NET ASSETS
Applicable to 1,220,305,531 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $1,220,401,402
                                                   --------------
                                                   --------------
Net Asset Value, Offering and Redemption Price
  Per Share                                                 $1.00
                                                             ----
                                                             ----

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $1,220,315,599
Accumulated Net Realized Gain on Investment                85,803
                                                   --------------
    Net Assets                                     $1,220,401,402
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                       $61,108,868
Allocated Portfolio Expenses (Net of
  Reimbursement of $2,697)                                       (2,095,768)
                                                                -----------
    Net Investment Income Allocated from
      Portfolio                                                  59,013,100

FUND EXPENSES
Shareholder Servicing Fee                          $  600,276
Administrative Services Fee                           286,611
Registration Fees                                     210,388
Administration Fee                                    113,175
Fund Services Fee                                      48,339
Transfer Agent Fees                                    22,287
Trustees' Fees and Expenses                            19,572
Professional Fees                                      17,114
Amortization of Organization Expenses                  10,191
Miscellaneous                                          36,844
                                                   ----------
    Total Fund Expenses                             1,364,797
Less: Reimbursement of Expenses                    (1,231,624)
                                                   ----------

NET FUND EXPENSES                                                   133,173
                                                                -----------
NET INVESTMENT INCOME                                            58,879,927

NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                          85,037
                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $58,964,964
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL      FOR THE FISCAL
                                                      YEAR ENDED          YEAR ENDED
                                                   NOVEMBER 30, 1996   NOVEMBER 30, 1995
                                                   -----------------   -----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $     58,879,927    $     36,595,183
Net Realized Gain on Investment Allocated from
  Portfolio                                                  85,037             336,813
                                                   -----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                         58,964,964          36,931,996
                                                   -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                   (58,879,927)        (36,595,183)
Net Realized Gain                                          (333,430)                 --
                                                   -----------------   -----------------
    Total Distributions to Shareholders                 (59,213,357)        (36,595,183)
                                                   -----------------   -----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT
  A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold      6,141,399,368       3,388,446,485
Reinvestment of Dividends and Distributions              45,197,505          33,356,213
Cost of Shares of Beneficial Interest Redeemed       (5,965,692,850)     (3,007,260,903)
                                                   -----------------   -----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                               220,904,023         414,541,795
                                                   -----------------   -----------------
    Total Increase in Net Assets                        220,655,630         414,878,608

NET ASSETS
Beginning of Fiscal Year                                999,745,772         584,867,164
                                                   -----------------   -----------------
End of Fiscal Year                                 $  1,220,401,402    $    999,745,772
                                                   -----------------   -----------------
                                                   -----------------   -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                       FOR THE PERIOD
                                                                                       JULY 12, 1993
                                                 FOR THE FISCAL YEAR ENDED            (COMMENCEMENT OF
                                                        NOVEMBER 30,                   OPERATIONS) TO
                                               ------------------------------           NOVEMBER 30,
                                                  1996       1995      1994                 1993
                                               ----------  --------  --------         ----------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     1.00  $   1.00  $   1.00             $   1.00
                                               ----------  --------  --------         ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                              0.0529    0.0577    0.0385               0.0120
Net Realized Gain on Investment                    0.0001    0.0003   (0.0000)(a)           0.0000(a)
                                               ----------  --------  --------         ----------------
Total from Investment Operations                   0.0530    0.0580    0.0385               0.0120
                                               ----------  --------  --------         ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                             (0.0529)  (0.0577)  (0.0385)             (0.0120)
Net Realized Gain                                 (0.0003)       --        --              (0.0000)(a)
                                               ----------  --------  --------         ----------------
Total Distributions to Shareholders               (0.0532)  (0.0577)  (0.0385)             (0.0120)
                                               ----------  --------  --------         ----------------

NET ASSET VALUE, END OF PERIOD                 $     1.00  $   1.00  $   1.00             $   1.00
                                               ----------  --------  --------         ----------------
                                               ----------  --------  --------         ----------------
Total Return                                         5.46%     5.93%     3.92%                1.21%(b)
                                               ----------  --------  --------         ----------------
                                               ----------  --------  --------         ----------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)       $1,220,401  $999,746  $584,867             $ 27,188
Ratios to Average Net Assets
  Expenses                                           0.20%     0.20%     0.21%                0.30%(c)
  Net Investment Income                              5.28%     5.77%     4.42%                2.88%(c)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                            0.11%     0.15%     0.31%                1.10%(c)

------------------------
(a) Less than $0.0001.

(b) Not Annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Money Market Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on July 12, 1993.

The Fund invests all of its investable assets in The Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (32% at November 30, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)All the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $51,045. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acted as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Fund. For the period from December 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $18,304.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Fund's proportionate share of a complex-wide charge based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Pierpont Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, Signature's fee for these services amounted to $79,676. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan Guaranty Trust Company of New York ("Morgan"). FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $15,195.

    b)Until August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund and that was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee, the fund services fee and amortization of organization expenses at 0.05% of the Fund's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Trust, on behalf of the Fund, and Morgan provided for the continuation of the oversight functions that were outlined under the agreement and that Morgan should bear all of its expenses incurred in connection with these services.

THE JPM INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

      Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, Morgan's fee for these services amounted to $153,245.

      Effective August 1, 1996, the Services Agreement was amended such that the aggregate complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above. For the period August 1, 1996 through November 30, 1996, the fee for these services amounted to $133,366.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.20% of the average daily net assets of the Fund through March 31, 1997. For the fiscal year ended November 30, 1996, Morgan has agreed to reimburse the Fund $1,231,624 for expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. Until December 28, 1995, the agreement provided for the Fund to pay Morgan a fee for these services which was computed daily and paid monthly at an annual rate of 0.11% of the average daily net assets of the Fund. For the period from December 1, 1995 through December 28, 1995, the fee for these services amounted to $78,908.

      Effective December 29, 1995, the Shareholder Servicing Agreement was amended such that the annual rate for providing these services was changed to 0.05% of the average daily net assets of the Fund. For the period from December 29, 1995 through November 30, 1996, the fee for these services amounted to $521,368.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $48,339 for the fiscal year ended November 30, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Pierpont Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial

THE JPM INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      statements represents the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $6,200.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and Portfolio.

Report of Independent Accountants

To the Trustees and Shareholders of
The JPM Institutional Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional Money Market Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and for the period July 12, 1993 (commencement of operations) through November 30, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 16, 1997

The Money Market Portfolio
Annual Report November 30, 1996

(The following pages should be read in conjunction with The JPM Institutional Money Market Fund
Annual Financial Statements)

THE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (5.0%)
$   33,500    Bank of America, Chicago................                11/07/97          5.570%  $    33,484,726
    25,000    Bank of America Nationale Trust &
               Savings Association....................                02/12/97          4.900        24,997,587
    15,000    Bank of New York........................                04/01/97          5.550        14,996,536
    25,000    Chase Manhattan.........................                12/30/96          5.750        25,000,000
    42,825    First Union Bank of North Carolina......                02/18/97          5.360        42,825,000
    50,000    National Bank of Detroit................                01/03/97          5.200        49,995,615
                                                                                                ---------------
              TOTAL CERTIFICATES OF DEPOSIT --
               DOMESTIC...............................                                              191,299,464
                                                                                                ---------------
CERTIFICATES OF DEPOSIT -- FOREIGN (34.5%)
    32,000    Bank of Montreal, Chicago...............                01/10/97          5.360        32,000,000
   158,500    Banque Nationale de Paris Ltd., New
               York...................................       12/03/96-04/11/97    5.330-5.750       158,496,834
    30,300    Bayerische Landesbank, New York.........       12/09/96-11/21/97    5.310-5.500        30,286,461
    51,150    Bayerische Vereinsbank AG, New York.....                10/28/97          5.680        51,127,776
    88,500    Canadian Imperial Bank of Commerce......                12/19/96          5.270        88,500,000
    50,000    Commerzbank U.S. Finance, Inc...........                12/13/96          5.290        50,000,166
    38,500    Credit Agricole, Chicago................                12/30/96          5.420        38,500,182
    11,500    Deutsche Bank...........................                11/10/97          5.550        11,494,350
   175,000    Landesbank Hessen Thuringen.............                07/18/97          6.010       175,331,454
    35,000    Rabobank Nederland N. V.................                12/27/96          5.540        35,000,249
    59,000    Royal Bank of Canada, New York..........       05/13/97-05/15/97    5.745-5.810        59,005,348
   150,000    Sanwa Bank Ltd. Yankee CD...............       12/09/96-01/15/97    5.360-5.500       150,000,186
   196,000    Societe Generale, New York..............       12/05/96-10/06/97    5.280-5.840       195,982,211
   130,000    Sumitomo Bank Yankee CD.................       12/03/96-01/21/97    5.500-5.520       130,000,000
    48,400    Swiss Bank Corp., New York..............                12/18/96          5.530        48,400,226
    50,000    Union Bank of Switzerland...............                12/13/96          5.500        50,000,000
    25,000    Westpac Banking Corp. Yankee CD.........                12/27/96          5.570        25,000,356
                                                                                                ---------------
              TOTAL CERTIFICATES OF DEPOSIT --
               FOREIGN................................                                            1,329,125,799
                                                                                                ---------------
COMMERCIAL PAPER -- DOMESTIC (17.1%)
    20,976    AI Credit Corp..........................       12/03/96-12/17/96          5.240        20,961,791
    40,000    American Express Co.....................                12/16/96          5.260        39,912,333
    73,000    American Express Credit Corp............                01/02/97          5.250        72,659,334
    25,000    Bank of New York........................                12/12/96          5.270        24,959,743
    25,000    Bankers Trust...........................                12/27/96          5.600        24,898,889
     7,000    Bellsouth Capital Funding Corp..........                12/02/96          5.300         6,998,969
    22,458    Campbell Soup Co........................                12/20/96          5.270        22,395,536
    24,024    CIT Group Holdings Inc..................                12/19/96          5.250        23,960,937
    25,000    Deere & Co..............................                01/24/97          5.330        24,800,125
   116,000    Ford Motor Credit Corp..................       12/05/96-12/20/96          5.250       115,780,083
     5,600    General Electric Capital Corp...........                12/04/96          5.250         5,597,550
    25,000    H.J. Heinz Co...........................                12/09/96          5.230        24,970,944
    45,300    J.C. Penny Funding Corp.................       12/11/96-12/16/96    5.250-5.270        45,230,987
    51,000    Koch Industries Inc.....................                12/02/96          5.350        50,992,421
    10,000    PACCAR Financial Corp...................                12/06/96          5.300         9,992,639

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
COMMERCIAL PAPER -- DOMESTIC (CONTINUED)
$    2,732    PepsiCo Inc.............................                12/13/96          5.270%  $     2,727,201
    65,000    Raytheon Co.............................                12/20/96          5.270        64,819,210
    26,000    Republic Bank of New York...............                12/10/96          5.250        25,965,875
     7,000    Southern Co.............................                12/09/96          5.250         6,991,833
    20,800    Unilever Capital Corp...................                12/13/96          5.250        20,763,600
    18,930    Warner Lambert Co.......................                12/02/96          5.230        18,927,250
     3,365    Xerox Credit Corp.......................       12/09/96-12/18/96    5.240-5.270         3,358,434
                                                                                                ---------------
              TOTAL COMMERCIAL PAPER -- DOMESTIC......                                              657,665,684
                                                                                                ---------------
COMMERCIAL PAPER -- FOREIGN (15.2%)
    57,165    Bayerische Vereinsbank..................       12/04/96-12/17/96    5.250-5.430        57,069,542
    90,000    Caisse D'Amortissement..................                06/06/97          5.290        87,526,925
    40,000    Canadian Imperial Holding Inc...........                12/10/96          5.444        39,945,560
    37,000    Commonwealth Bank of Australia..........                12/30/96          5.320        36,841,434
    78,561    Creditanstalt Finance Inc...............       12/04/96-12/12/96          5.250        78,482,808
    21,900    Deutsche Bank Finance Inc...............                12/03/96          5.270        21,893,588
    22,020    Dresdner Bank U.S. Finance Inc..........                12/05/96          5.250        22,007,155
    18,000    Glaxo Wellcome PLC......................                12/09/96          5.420        17,978,320
    50,000    National Australia Funding..............                12/02/96          5.290        49,992,653
    55,000    Ontario Hydro...........................       12/04/96-12/30/96    5.240-5.370        54,862,179
    26,300    Seagram, Joseph E. & Sons Inc...........                12/11/96          5.250        26,261,646
    24,000    Swiss Bank Corp., New York..............                12/27/96          5.300        23,905,013
    69,000    UBS Finance Delaware Inc................                12/04/96          5.340        68,969,295
                                                                                                ---------------
              TOTAL COMMERCIAL PAPER -- FOREIGN.......                                              585,736,118
                                                                                                ---------------
CORPORATE OBLIGATIONS (3.2%)
    75,000    Abbey National Treasury Services, PLC...       11/03/97-11/21/97    5.500-5.640        74,953,304
    15,000    General Electric Capital Corp...........                01/31/97          5.080        14,999,699
    25,000    John Deere Capital Corp.................                07/03/97          5.850        24,989,740
     9,000    Old Kent Bank & Trust Co................                01/15/97          5.125         9,000,000
                                                                                                ---------------
              TOTAL CORPORATE OBLIGATIONS.............                                              123,942,743
                                                                                                ---------------
FLOATING RATE NOTES (7.3%) (a)
    53,000    Abbey National Treasury Services, PLC,
               (resets monthly to one month LIBOR
               -12.5 basis points, due 05/16/97)......                12/18/96(b)        5.250       52,982,004
    72,500    Asset Backed Securities Investment
               Trust, Series 1996-M, (resets monthly
               to one month LIBOR, due 10/15/97)
               (144A).................................                12/15/96(b)        5.375       72,500,000
    20,000    Federal National Mortgage Association,
               (resets weekly to six month Treasury
               Bill rate +10 basis points, due
               06/11/97)..............................                12/10/96(b)        5.370       19,991,850

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$   94,622    Natwest Asset Trust Securities, Series
               R-13/14A, (resets monthly to one month
               LIBOR +2 basis points, due 09/15/03)
               (144A).................................                12/15/96(b)        5.395% $    94,622,000
    40,000    Society National Bank of Cleveland,
               (resets daily to the Fed Funds rate +8
               basis points, due 07/08/97)............                 12/4/96(b)        5.500       39,983,656
                                                                                                ---------------
              TOTAL FLOATING RATE NOTES...............                                              280,079,510
                                                                                                ---------------
TIME DEPOSITS -- FOREIGN (0.3%)
    13,203    Banque Nationale de Paris, Grand
               Cayman.................................                12/02/96          5.375        13,203,000
                                                                                                ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.8%)
    30,000    Federal Farm Credit Bank................                12/02/96          5.400        29,999,868
     1,060    Federal Home Loan Banks.................                06/27/97          5.875         1,059,245
    73,430    Federal Home Loan Mortgage Corp.........                12/02/96    5.330-5.700        73,418,679
    79,500    Federal National Mortgage Association...       12/04/96-12/18/96    5.370-5.410        79,497,955
                                                                                                ---------------
              TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS............................                                              183,975,747
                                                                                                ---------------
U.S. TREASURY OBLIGATIONS (2.6%)
    97,500    United States Treasury Notes............                01/31/97          7.500        97,874,271
                                                                                                ---------------
REPURCHASE AGREEMENTS (9.3%)
   357,587    Goldman Sachs Repurchase Agreements,
               dated 11/29/96, proceeds $357,827,145
               (collateralized by $263,308,000 U.S.
               Treasury Notes 6.250%-7.500%, due
               02/28/97-11/15/01 valued at
               $270,636,657; $95,642,000 U.S. Treasury
               Bills 0.000%, due 03/06/97-04/24/97
               valued at $94,102,422) (cost
               $357,587,000)..........................                12/02/96    5.350-5.660       357,587,000
                                                                                                ---------------
              TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.3%)                               3,820,489,336
              OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)                                           27,760,581
                                                                                                ---------------
              NET ASSETS (100.0%)                                                               $ 3,848,249,917
                                                                                                ---------------
                                                                                                ---------------

(a) The Coupon rate shown on floating or adjustable rate securities represents the rate at the end of the reporting period. The due date in the security description reflects the final maturity date.

(b) Reflects the next interest rate reset date.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $3,820,489,336
Cash                                                        2,198
Interest Receivable                                    28,466,958
Prepaid Trustees' Fees                                      6,237
Prepaid Expenses and Other Assets                          13,201
                                                   --------------
    Total Assets                                    3,848,977,930
                                                   --------------

LIABILITIES
Advisory Fee Payable                                      409,662
Custody Fee Payable                                       119,011
Administrative Services Fee Payable                       102,973
Administration Fee Payable                                 56,064
Fund Services Fee Payable                                   5,425
Accrued Expenses                                           34,878
                                                   --------------
    Total Liabilities                                     728,013
                                                   --------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $3,848,249,917
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $191,789,557

EXPENSES
Advisory Fee                                       $4,503,793
Administrative Services Fee                           891,730
Custodian Fees and Expenses                           588,354
Administration Fee                                    306,001
Fund Services Fee                                     157,428
Trustees' Fees and Expenses                            63,351
Professional Fees and Expenses                         48,407
Miscellaneous                                          30,508
                                                   ----------
    Total Expenses                                  6,589,572
Less: Reimbursement of Expenses                        (9,993)
                                                   ----------

NET EXPENSES                                                       6,579,579
                                                                ------------
NET INVESTMENT INCOME                                            185,209,978

NET REALIZED GAIN ON INVESTMENTS                                     267,432
                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $185,477,410
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL      FOR THE FISCAL
                                                      YEAR ENDED          YEAR ENDED
                                                   NOVEMBER 30, 1996   NOVEMBER 30, 1995
                                                   -----------------   -----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $     185,209,978   $     168,180,713
Net Realized Gain on Investments                             267,432           1,573,477
                                                   -----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                         185,477,410         169,754,190
                                                   -----------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         18,847,392,256      17,654,676,133
Withdrawals                                          (18,519,575,165)    (17,137,148,786)
                                                   -----------------   -----------------
    Net Increase from Investors' Transactions            327,817,091         517,527,347
                                                   -----------------   -----------------
    Total Increase in Net Assets                         513,294,501         687,281,537

NET ASSETS
Beginning of Fiscal Year                               3,334,955,416       2,647,673,879
                                                   -----------------   -----------------
End of Fiscal Year                                 $   3,848,249,917   $   3,334,955,416
                                                   -----------------   -----------------
                                                   -----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                     FOR THE FISCAL      FOR THE PERIOD
                                                       YEAR ENDED         JULY 12, 1993
                                                      NOVEMBER 30,        (COMMENCEMENT
                                                   ------------------   OF OPERATIONS) TO
                                                   1996   1995   1994   NOVEMBER 30, 1993
                                                   ----   ----   ----   -----------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                           0.19%  0.19%  0.20%              0.19%(a)
Net Investment Income                              5.29%  5.77%  3.90%              2.98%(a)
Decrease Reflected in Expense Ratio due to
  Expense Reimbursement                            0.00%(b)   -- 0.00%(b)               --

------------------------
(a) Annualized

(b) Less than 0.01%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to maximize current income and maintain a high level of liquidity. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, take possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Investment Advisory Agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended November 30, 1996, this fee amounted to $4,503,793.

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THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1996
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    b)The Portfolio had retained Signature Broker-Dealer Services, Inc.
      ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period from December 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $14,797.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, such fees for these services amounted to $258,192. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $33,012.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and that was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses and fund services fee at 0.03% of the Portfolio's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects

26
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THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, the fee for these services amounted to $493,282.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Portfolio's portion of this charge is described above. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $398,448.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through March 31, 1997. For the fiscal year ended November 30, 1996, Morgan reimbursed the Portfolio $9,993 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $157,428 for the fiscal year ended November 30, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $20,200.

Report of Independent Accountants

To the Trustees and Investors of
The Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Money Market Portfolio (the "Portfolio") at November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended, and for the period July 12, 1993 (commencement of operations) through November 30, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 16, 1997

28
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THE JPM INSTITUTIONAL MONEY MARKET FUND
THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
THE JPM INSTITUTIONAL SHORT TERM BOND FUND
THE JPM INSTITUTIONAL BOND FUND
THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND
THE JPM INSTITUTIONAL DIVERSIFIED FUND
THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
THE JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND
THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
THE JPM INSTITUTIONAL EUROPEAN EQUITY FUND
THE JPM INSTITUTIONAL JAPAN EQUITY FUND
THE JPM INSTITUTIONAL ASIA GROWTH FUND

FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THE
JPM INSTITUTIONAL
MONEY MARKET
FUND


ANNUAL REPORT
NOVEMBER 30, 1996